Capital stock (Tables)	6 Months Ended
Feb. 28, 2026
Capital stock
Summary of issued capital

	As at	As at
	February 28,	August 31,
	2026	2025
	$	$
1,221,631 Voting Common Shares [August 31, 2025 – 122,737]	73,699,211	67,116,420
2 Pre-Funded Warrants [August 31, 2025 – 2]	28,252	28,252
	73,727,463	67,144,672